Shareholder Report	12 Months Ended	120 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000023127
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class A
Trading Symbol	AFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 96,919,328	$ 96,919,328
Holdings Count | Holding	183	183
Advisory Fees Paid, Amount	$ 519,705
InvestmentCompanyPortfolioTurnover	52.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023126
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class L
Trading Symbol	APITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$214	2.00%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 96,919,328	$ 96,919,328
Holdings Count | Holding	183	183
Advisory Fees Paid, Amount	$ 519,705
InvestmentCompanyPortfolioTurnover	52.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127241
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Institutional Class
Trading Symbol	APGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 96,919,328	$ 96,919,328
Holdings Count | Holding	183	183
Advisory Fees Paid, Amount	$ 519,705
InvestmentCompanyPortfolioTurnover	52.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023136
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	APIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 333,516,543	$ 333,516,543
Holdings Count | Holding	338	338
Advisory Fees Paid, Amount	$ 1,280,071
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169022
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	AFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		May 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 333,516,543	$ 333,516,543
Holdings Count | Holding	338	338
Advisory Fees Paid, Amount	$ 1,280,071
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023135
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class L
Trading Symbol	AFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 333,516,543	$ 333,516,543
Holdings Count | Holding	338	338
Advisory Fees Paid, Amount	$ 1,280,071
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000085545
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	APIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 333,516,543	$ 333,516,543
Holdings Count | Holding	338	338
Advisory Fees Paid, Amount	$ 1,280,071
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023132
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class A
Trading Symbol	APIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 210,729,447	$ 210,729,447
Holdings Count | Holding	227	227
Advisory Fees Paid, Amount	$ 1,247,551
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$210,729,447
Number of Portfolio Holdings	227
Advisory Fee (net of waivers)	$1,247,551
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Asset Backed Securities	18.2%
Collateralized Loan Obligations	4.1%
Corporate Bonds	38.8%
U.S. Government & Agencies	37.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023131
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class L
Trading Symbol	AFMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 210,729,447	$ 210,729,447
Holdings Count | Holding	227	227
Advisory Fees Paid, Amount	$ 1,247,551
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$210,729,447
Number of Portfolio Holdings	227
Advisory Fee (net of waivers)	$1,247,551
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Asset Backed Securities	18.2%
Collateralized Loan Obligations	4.1%
Corporate Bonds	38.8%
U.S. Government & Agencies	37.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127242
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	APIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 210,729,447	$ 210,729,447
Holdings Count | Holding	227	227
Advisory Fees Paid, Amount	$ 1,247,551
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$210,729,447
Number of Portfolio Holdings	227
Advisory Fee (net of waivers)	$1,247,551
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Asset Backed Securities	18.2%
Collateralized Loan Obligations	4.1%
Corporate Bonds	38.8%
U.S. Government & Agencies	37.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169010
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class A
Trading Symbol	YOVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		May 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 31,013,996	$ 31,013,996
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 111,694
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,013,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$111,694
Portfolio Turnover	104%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Communications	1.8%
Real Estate	1.9%
Materials	4.1%
Energy	6.1%
Consumer Staples	8.0%
Health Care	8.4%
Financials	15.5%
Consumer Discretionary	16.3%
Technology	17.1%
Industrials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169012
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class L
Trading Symbol	YOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$243	2.30%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		May 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 31,013,996	$ 31,013,996
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 111,694
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,013,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$111,694
Portfolio Turnover	104%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Communications	1.8%
Real Estate	1.9%
Materials	4.1%
Energy	6.1%
Consumer Staples	8.0%
Health Care	8.4%
Financials	15.5%
Consumer Discretionary	16.3%
Technology	17.1%
Industrials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169013
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Institutional Class
Trading Symbol	YOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		May 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 31,013,996	$ 31,013,996
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 111,694
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,013,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$111,694
Portfolio Turnover	104%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Communications	1.8%
Real Estate	1.9%
Materials	4.1%
Energy	6.1%
Consumer Staples	8.0%
Health Care	8.4%
Financials	15.5%
Consumer Discretionary	16.3%
Technology	17.1%
Industrials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/